UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7264

 NAME OF REGISTRANT:                     Greater China Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Greater China Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 FOCUS MEDIA HOLDING LIMITED                                                                 Agenda Number:  932584851
--------------------------------------------------------------------------------------------------------------------------
        Security:  34415V109
    Meeting Type:  Annual
    Meeting Date:  20-Oct-2006
          Ticker:  FMCN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF THE DIRECTOR: DAVID FENG YU.                  Mgmt          No vote

1B     ELECTION OF THE DIRECTOR: CHARLES CHAO.                   Mgmt          No vote

1C     ELECTION OF THE DIRECTOR: DAQING QI.                      Mgmt          No vote

02     APPROVAL TO INCREASE THE MAXIMUM NUMBER OF DIRECTORS      Mgmt          No vote
       TO THIRTEEN (13), AS SET FORTH IN THE COMPANY
       S NOTICE OF MEETING ENCLOSED HEREWITH.

03     APPROVAL OF THE 2006 EMPLOYEE SHARE OPTION PLAN           Mgmt          No vote
       AND THE AUTHORIZATION OF OFFICERS TO ALLOT,
       ISSUE OR DELIVER SHARES PURSUANT TO THE 2006
       EMPLOYEE SHARE OPTION PLAN, AS SET FORTH IN
       THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.

04     APPROVAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          No vote
       TOUCHE TOHMATSU CPA LTD. AS INDEPENDENT AUDITORS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2006, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater China Growth Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/28/2007